LEASES - Narrative (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2019 USD ($) vessels suezmax_tanker_vessel_type	Dec. 31, 2021 USD ($) vessels very_large_crude_carrier suezmax_tanker_vessel_type	Dec. 31, 2020 USD ($) suezmax_tanker_vessel_type	Dec. 31, 2019 USD ($) suezmax_tanker_vessel_type	Dec. 31, 2020 USD ($)	Dec. 31, 2020	Dec. 31, 2020 vessels	Dec. 31, 2020 very_large_crude_carrier	Dec. 31, 2020 large_range_2Tanker_vessel_type
Lessee, Lease, Description [Line Items]
Number of leased assets, finance leases | vessels	5
Number of redelivered vessels | very_large_crude_carrier		2
Lease expense		$ 4,100,000	$ 12,100,000	$ 11,200,000
Payments for operating leases		$ 4,000,000	$ 12,100,000
Operating lease, weighted average discount rate		3.20%				3.50%
Operating lease, weighted average remaining lease term		4 years	3 years
Number of assets chartered, fixed rate								2	1
September 2018 Lease Arrangement
Lessee, Lease, Description [Line Items]
Profit share income			$ 2,800,000
Number of vessels leased out on fixed rate time charters with profit sharing agreements | suezmax_tanker_vessel_type			2
Trafigura
Lessee, Lease, Description [Line Items]
Time charter revenue, profit sharing		$ 0	$ 6,900,000
Trafigura | Assets Under Sale and Purchase Agreement
Lessee, Lease, Description [Line Items]
Duration of time charter	3 years
Time charter daily rate, revenue	$ 28,400
Profit share percentage	50.00%
Ship Operating Expense
Lessee, Lease, Description [Line Items]
Non-lease component		1,700,000	6,700,000
Charter Hire Expense
Lessee, Lease, Description [Line Items]
Lease expense		2,700,000	9,600,000
Administrative Expense
Lessee, Lease, Description [Line Items]
Lease expense		$ 1,400,000	$ 2,500,000
Ship Finance Leased Vessels
Lessee, Lease, Description [Line Items]
Number of leased assets, finance leases | vessels		2					2
Assets Lease To Third Parties
Lessee, Lease, Description [Line Items]
Vessels, gross		$ 328,000,000			$ 509,500,000
Accumulated depreciation		$ 21,000,000			$ 49,400,000
Vessels Chartered To Trafigura
Lessee, Lease, Description [Line Items]
Number of assets chartered, fixed rate | suezmax_tanker_vessel_type		5
Duration of time charter		3 years
Time charter daily rate, revenue		$ 28,400
Profit share percentage		50.00%
Vessels Chartered To Trafigura | Trafigura | Assets Under Sale and Purchase Agreement
Lessee, Lease, Description [Line Items]
Number of assets chartered, fixed rate | suezmax_tanker_vessel_type	5	5		5